Consolidated Statements of Financial Position ¥ in Thousands, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash at bank	¥ 43,882,127	¥ 34,743,188
Restricted cash	26,508,631	30,453,539
Financial assets at fair value through profit or loss	29,089,447	31,023,211
Financial assets at amortized cost	4,716,448	3,784,613
Financial assets purchased under reverse repurchase agreements	0	5,527,177
Accounts and other receivables and contract assets	15,758,135	22,344,773
Loans to customers	211,446,645	214,972,110
Deferred tax assets	4,990,352	4,873,370
Property and equipment	322,499	380,081
Investments accounted for using the equity method	39,271	459,496
Intangible assets	885,056	899,406
Right-of-use assets	754,010	804,990
Goodwill	8,911,445	8,918,108
Other assets	1,958,741	1,249,424
Total assets	349,262,807	360,433,486
LIABILITIES
Payable to platform investors	1,569,367	2,747,891
Borrowings	36,915,513	25,927,417
Bonds issued	2,143,348	0
Current income tax liabilities	1,987,443	8,222,684
Accounts and other payables and contract liabilities	12,198,654	8,814,255
Payable to investors of consolidated structured entities	177,147,726	195,446,140
Financing guarantee liabilities	5,763,369	2,697,109
Deferred tax liabilities	694,090	833,694
Lease liabilities	748,807	794,544
Convertible promissory note payable	5,164,139	10,669,498
Optionally convertible promissory notes	8,142,908	7,405,103
Other liabilities	2,000,768	2,315,948
Total liabilities	254,476,132	265,874,283
EQUITY
Share capital	75	75
Share premium	32,073,874	33,365,786
Treasury shares	(5,642,769)	(5,560,104)
Other reserves	2,158,432	9,304,995
Retained earnings	64,600,234	55,942,943
Total equity attributable to owners' of the Company	93,189,846	93,053,695
Non-controlling interests	1,596,829	1,505,508
Total equity	94,786,675	94,559,203
Total liabilities and equity	¥ 349,262,807	¥ 360,433,486